Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,998,000
Previously Paid Amount	0.00
Total Fee Amount	414.02
Total Offset Amount	0.00
Net Fee	414.02
Narrative - Max Aggregate Offering Price	$ 2,998,000
Final Prospectus	true